Income Taxes (Details 2) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carrying forward	$ 1,432,560	$ 329,416
Less: valuation allowance	(1,432,560)	(329,416)
Deferred tax assets